TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Dec. 31, 2016
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 26,521	SFr 28,779
Total assets of SPE	38,616	40,234
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	33,811	38,319
Total assets of SPE	35,000	39,680
Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	19,806	19,777
Total assets of SPE	36,004	36,049
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	26,521	28,779
Total assets of SPE	38,616	40,234
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	33,811	38,319
Total assets of SPE	35,000	39,680
Bank | Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	19,806	19,777
Total assets of SPE	SFr 36,004	SFr 36,049